Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontiued Operations
DISCONTINUED OPERATIONS
Hoosier Park Consideration
In accordance with the Company’s sale of its ownership interest in Hoosier Park to Centaur Racing, LLC (“Centaur”) during 2007, the Company received a promissory note (the “Note”) in the amount of $4.0 million plus interest. The Partnership Interest Purchase Agreement documenting such sale to Centaur also included a contingent consideration provision whereby the Company was entitled to payments of up to $15 million on the date which is eighteen months after the date that slot machines are operational at Hoosier Park. During June 2008, Hoosier Park commenced its slot operations, fulfilling the terms of the contingency provision. However, due to uncertainties regarding collectability, the Company did not recognize the contingent consideration at the date of sale.
On October 1, 2011, the Company received $5.1 million in repayment of the amount owed to the Company pursuant to the Note. In addition, the Company also received $3.4 million as the final settlement of the contingent consideration provision of the Partnership Interest Purchase Agreement, which was recognized as a gain in discontinued operations during the year ended December 31, 2011.
Release of Hollywood Park Retirement Plan Liabilities
On September 23, 2005, Churchill Downs California Company (“CDCC”), a wholly-owned subsidiary of the Company, completed the disposition of the Hollywood Park Racetrack horseracing facility and the Hollywood Park Casino facility located in Inglewood, California (“Hollywood Park”) to Hollywood Park Land Company, LLC (the “Purchaser”) pursuant to the Asset Purchase Agreement (the “Purchase Agreement”) dated July 6, 2005. In connection with the sale of the assets, the Company transferred its obligations as a member in various noncontributory defined benefit multi-employer retirement plans, which are administered primarily by unions, to the Purchaser. Under the terms of an indemnity agreement included in the Purchase Agreement, in the event the Purchaser withdraws in a complete or partial withdrawal from any of the multi-employer retirement plans due to a cessation of the Hollywood Park Racetrack business on or before the last day of the fifth plan year beginning immediately after the close of the sale of the assets, the Company agreed to indemnify and hold the Purchaser harmless from and against any withdrawal liability incurred by the Purchaser in connection with such complete or partial withdrawal, provided that the aggregate amount of such withdrawal liability shall not exceed the amount of the withdrawal liability that would have been incurred by the Company if the Company had completely withdrawn from the applicable plans on the date of the closing of the sale of the assets.
During the year ended December 31, 2010, the Company recognized a gain on sale of $4.4 million upon the expiration of the indemnity agreement described in the previous paragraph. During the year ended December 31, 2011, we recorded an additional gain of $0.4 million from the expiration of the final indemnity associated with the Hollywood Park sale.
Dissolution of Churchill Downs Entertainment Group ("CDE")
During the year ended December 31, 2010, the Company ceased operations of CDE, an entity created to conceive and produce large-scale entertainment events. The decision was made to dissolve the group because of the belief that achieving financial success conducting large-scale entertainment events was very difficult in the current economy. The loss from operations before income tax benefit for CDE for the year ended December 31, 2010 was $9.1 million which included $0.8 million of severance and other benefits costs related to the dissolution of the entity.
Financial Information
CDE, Hollywood Park, Ellis Park and Hoosier Park have been accounted for as discontinued operations. Accordingly, the results of operations of the dissolved and sold businesses for all periods presented and the gains (losses) on sold businesses have been classified as discontinued operations, net of income taxes, in the Consolidated Statements of Comprehensive Income. Set forth below is a summary of the results of operations of discontinued businesses for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year ended December 31,
	2012	2011	2010
Net revenues	$—	$—	$6,375
Operating expenses	—	12	13,081
Selling, general and administrative expenses	—	(11)	2,372
Operating loss	—	(1)	(9,078)
Other expense	(2)	—	(79)
Loss from operations before income tax benefit	(2)	(1)	(9,157)
Income tax benefit	1	—	3,330
Loss from operations	(1)	(1)	(5,827)
Gain on sale of assets, net of income taxes	—	3,561	2,623
Net (loss) gain	$(1)	$3,560	$(3,204)